Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 16,673	$ 2,902,762	$ 90
Accounts receivable	96,291	40,585
Prepaid expense	35,000	106,390
Inventory	15,390	56,340
Total current assets	163,354	3,106,077	90
Non-current
Fixed assets, net	1,273	7,122
Operating lease right-of-use assets	1,163,159	1,317,830
Intangible assets, net	46,385,121	42,278,211	28,613,000
Prepaid royalties, non-current	340,969	344,321
Deposits	30,000	30,000
Goodwill	5,416,000
Total non-current assets	53,336,522	43,977,484
Total assets	53,499,876	47,083,561	28,613,090
Current liabilities
Accounts payable and accrued expenses	1,396,945	478,103	270,218
Due to related parties	638,530
Operating lease obligations, current portion	260,106	243,292
Total current liabilities	2,295,581	721,395	270,218
Non-current liabilities
Operating lease obligations, non-current portion	941,732	1,074,538
Convertible notes, net of debt discount	179,457
Derivative liabilities	391,648
Contingent liabilities	9,454,000
Total non-current liabilities	10,966,837	1,074,538
Total liabilities	13,262,418	1,795,933	270,218
Commitments and contingencies (see Note 6)
Stockholders’ equity
Preferred stock, $0.001 par value, 25,000,000 shares authorized, 0 shares issued and outstanding as of December 31, 2020 and 2019
Common stock, par value $0.001, 75,000,000 shares authorized, 35,928,188 and 19,858,939 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	35,928	35,928	19,859
Additional paid in capital	82,509,957	82,077,334	59,303,594
Accumulated deficit	(42,308,427)	(36,825,634)	(30,980,581)
Total stockholders’ equity	40,237,458	45,287,628	28,342,872
Total liabilities and stockholders’ equity	$ 53,499,876	$ 47,083,561	$ 28,613,090